Capital adequacy (Details)	Sep. 30, 2024
Capital adequacy
Countercyclical capital buffer	1.00%
Total CET1 requirement, ratio	10.25%
Industry minimum CET1 requirement, ratio	4.50%
Capital buffer applicable to D-SIBs, ratio	5.75%
Tier 1 Ratio requirement	11.75%
Total Capital Ratio requirement	13.75%
Minimum
Capital adequacy
Target CET1 operating capital, ratio	11.00%
Maximum
Capital adequacy
Target CET1 operating capital, ratio	11.50%
APRA Prudential Standards
Capital adequacy
CET1 Ratio, Minimum	4.50%
Tier 1 Capital Ratio, Minimum	6.00%
Total Regulatory Capital Ratio, Minimum	8.00%
Capital conservation buffer	4.75%
Surcharge included in the capital conservation buffer for ADIs designated by APRA as D-SIBs	1.00%
APRA Prudential Standards | Minimum
Capital adequacy
Countercyclical capital buffer	0.00%
APRA Prudential Standards | Maximum
Capital adequacy
Countercyclical capital buffer	3.50%
APRA Revised Standards
Capital adequacy
Minimum leverage ratio	3.50%